Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 19, 2018	Aug. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Proceeds from advance notes		$ 900	$ 1,700	$ 925	$ 925
Debt instrument amount		$ 5,000
Convertible Promissory Note [Member]
Proceeds from advance notes	$ 2,500
Convertible Promissory Note [Member] | Black Horse Capital LP [Member]
Debt instrument amount	$ 2,500